CONSOLIDATED BALANCE SHEET - USD ($)	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021		Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020		Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 1,871,000,000	$ 2,134,000,000	$ 2,223,000,000				$ 24,000,000
Restricted cash	17,000,000	20,000,000	17,000,000				14,000,000
Accounts receivable (net of allowances of $44 in 2022 and $44 in 2021)*	1,902,000,000	2,271,000,000	2,279,000,000	[1]			1,444,000,000	[1]
Deferred costs (current portion)	1,092,000,000	1,143,000,000	920,000,000				1,205,000,000
Prepaid expenses and other current assets	522,000,000	525,000,000	337,000,000				157,000,000
Total current assets	5,404,000,000	6,092,000,000	5,777,000,000				2,843,000,000
Property and equipment, net	2,651,000,000	2,834,000,000	2,923,000,000				3,991,000,000
Operating right-of-use assets, net	1,173,000,000	1,312,000,000	1,361,000,000				1,131,000,000
Deferred costs (noncurrent portion)	1,158,000,000	1,244,000,000	1,265,000,000				1,441,000,000
Deferred taxes	525,000,000	555,000,000	675,000,000				424,000,000
Goodwill	815,000,000	823,000,000	732,000,000				1,230,000,000		$ 1,162,000,000
Intangible assets, net	154,000,000	145,000,000	36,000,000			$ 36,000,000	60,000,000
Pension assets	58,000,000	61,000,000	58,000,000				1,000,000
Other noncurrent assets	367,000,000	375,000,000	385,000,000				85,000,000
Total assets	12,304,000,000	13,442,000,000	13,213,000,000				11,205,000,000
Current liabilities:
Accounts payable	1,486,000,000	1,555,000,000	1,140,000,000	[2]			919,000,000	[2]
Value-added tax and income tax liabilities	274,000,000	284,000,000	357,000,000
Short-term Debt	93,000,000	96,000,000	105,000,000				69,000,000
Accrued compensation and benefits	503,000,000	509,000,000	381,000,000				350,000,000
Deferred income (current portion)	774,000,000	882,000,000	872,000,000				854,000,000
Operating lease liabilities (current portion)	350,000,000	374,000,000	360,000,000				333,000,000
Accrued contract costs	476,000,000	676,000,000	498,000,000		$ 413,000,000		440,000,000
Other accrued expenses and liabilities	653,000,000	682,000,000	744,000,000				874,000,000
Total current liabilities	4,609,000,000	5,058,000,000	4,457,000,000		3,676,000,000		3,838,000,000
Long-term debt	3,107,000,000	3,127,000,000	3,128,000,000				140,000,000
Retirement and nonpension postretirement benefit obligations	671,000,000	716,000,000	856,000,000				550,000,000
Deferred income (noncurrent portion)	413,000,000	452,000,000	475,000,000				543,000,000
Operating lease liabilities (noncurrent portion)	820,000,000	928,000,000	1,007,000,000				850,000,000
Other noncurrent liabilities	474,000,000	449,000,000	522,000,000		297,000,000		300,000,000
Total liabilities	10,093,000,000	10,730,000,000	10,446,000,000		6,134,000,000		6,220,000,000
Commitments and contingencies
Equity:
Net Parent investment					6,040,000,000		6,023,000,000		7,159,000,000	$ 7,499,000,000
Common stock, par value $0.01 per share, and additional paid-in capital (shares authorized: 1,000.0; shares issued: 2022 - 224.5, 2021 - 224.2)	4,341,000,000	4,315,000,000	4,284,000,000
Accumulated deficit	(855,000,000)	(605,000,000)	(375,000,000)
Treasury stock, at cost (shares: June 30, 2022 - 1.3, March 31, 2022 - 0.2)	(17,000,000)	(4,000,000)	(1,000,000)
Accumulated other comprehensive income/(loss)	(1,353,000,000)	(1,089,000,000)	(1,143,000,000)		(1,161,000,000)		(1,096,000,000)		(1,221,000,000)
Total stockholders' equity before non-controlling interests	2,117,000,000	2,618,000,000	2,765,000,000				4,927,000,000		5,938,000,000
Non-controlling interests	95,000,000	94,000,000	3,000,000				58,000,000
Total equity	2,211,000,000	2,711,000,000	2,767,000,000		$ 4,932,000,000	$ 4,902,000,000	4,985,000,000		$ 5,994,000,000	$ 6,358,000,000	$ 6,358,000,000
Total liabilities and equity	$ 12,304,000,000	$ 13,442,000,000	$ 13,213,000,000				$ 11,205,000,000

[1]	Including related-party accounts receivable of $373 at December 31, 2021
[2]	Including related-party accounts payable of $733 at December 31, 2021